DEFERRED INCOME TAXES (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	R$ 3,808,220
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	413,147
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	111,350
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	229,380
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	329,550
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	430,581
Later Than Five Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	1,323,780
Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	R$ 970,432